DISCONTINUED OPERATION - Income Statement (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
(Loss) income before income taxes		$ 2,776	$ 23,106	$ (14,354)
(Loss) gain on disposal of subsidiaries			(812)	205
Loss from equity method investments, net of income tax		(8)	(7)	(183)
Net (loss) income from discontinued operations		$ 33,313	23,106	(14,354)
Discontinued operations disposed by sale
DISCONTINUED OPERATION.
Net revenues:	$ 36,589		128,408	67,289
Cost of revenues:	32,853		99,742	73,454
Gross profit	3,736		28,666	(6,165)
Operating expenses:
Selling, research and development, and general and administrative expenses	1,952		2,847	7,068
Impairment loss on goodwill			4,559
Impairment of long-lived assets				428
Total operating expenses	1,952		7,406	7,496
Operating (loss) income	1,784		21,260	(13,661)
Interest income, net	33		144	91
Government subsidy income	80		1,053	977
(Loss) income before income taxes	1,897		22,457	(12,593)
(Loss) gain on disposal of subsidiaries			1,251	(109)
Loss from equity method investments, net of income tax	8		(8)	(2)
(Loss) income from the operations of the discontinued operations, before income taxes	1,905		23,700	(12,704)
income taxes expenses (benefit)	(871)		594	1,650
(Loss) income from the operations of the discontinued operations, net of income taxes	2,776		23,106	(14,354)
Net (loss) income from discontinued operations	$ 2,776		$ 23,106	$ (14,354)